Variable interest entities (Tables)	12 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets and Liabilities of VIE Included in Consolidated Balance Sheets

As of March 31, 2016, the assets and liabilities of the VIE that were included in Sony’s consolidated balance sheets were as follows:

Yen in millions
Assets:
Cash and cash equivalents	8,559
Account receivables, net	3,709
Other current assets	27,472
Property, plant and equipment, net	1,389
Intangibles, net	61,766
Goodwill	16,964
Other noncurrent assets	8,972

Total assets	128,831

Liabilities:
Accounts payable and accrued expenses	43,232
Other current liabilities	11,330
Other noncurrent liabilities	4,220

Total liabilities	58,782